MIDAS FUND
MIDAS SPECIAL FUND
MIDAS PERPETUAL PORTFOLIO

11 Hanover Square
New York, NY 10005
1-800-400-MIDAS (6432)

Supplement to Prospectus Dated April 30, 2010

December 30, 2010

This supplement and the Prospectus dated April 30, 2010 provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission, is incorporated herein by reference, and can be obtained without charge by calling the Fund at 1-800-400-MIDAS (6432).

*****

The first sentence of the first paragraph under the heading DISTRIBUTION AND SHAREHOLDER SERVICES has been replaced with the following:

Midas Securities Group, Inc. (formerly Investor Service Center, Inc.) is the distributor of the Funds and provides distribution and shareholder services.

The following paragraph has been added under the heading ACCOUNT AND TRANSACTION POLICIES:

Escheatment.  Your shares may be transferred to the appropriate state if no activity occurs in your account within the time period specified by state law.